PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Freehold land	2,048,104	2,119,897	84,387,445
Buildings and structures	26,303,728	29,613,489	1,178,834,003
Machinery and equipment	70,764,858	85,187,698	3,391,095,020
Leased-out batteries	5,895,670	6,129,613	244,003,543
Vehicles	2,537,029	2,253,254	89,696,031
Office equipment	829,408	1,051,712	41,865,849
Others	75,847	81,506	3,244,536
Subtotal	108,454,644	126,437,169	5,033,126,428
Less: Accumulated depreciation	(23,914,727)	(33,374,063)	(1,328,532,423)
Less: Impairment charges	(5,840,402)	(13,829,202)	(550,503,642)
Total property, plant and equipment, net	78,699,515	79,233,904	3,154,090,363

Schedule of valuation methods and significant unobservable inputs used for the estimation of fair value measurements

Item	Level of fair value hierarchy	Valuation technique	Valuation date	Significant unobservable inputs	Amount
Fair value of leased-out batteries	Level 3	Discounted Cash Flow	December 31, 2025	Discounted rate	8.67 – 10.73 (%/annum)
Fair value of North Carolina factory	Level 2	Market Approach	December 31, 2025	N/A	N/A